UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22439

Grand Prix Investors Trust

 (Exact Name of Registrant as Specified in Charter)

42125 Shadow Hills Drive

Lancaster, CA 93536

 (Address of Principal Executive Offices)  (Zip Code)

John C. Foti

42125 Shadow Hills Drive

Lancaster, CA 93536

 (Name and Address of Agent for Service)

With copy to:

Oswald & Yap, LLP

16148 Sand Canyon Ave

Irvine, CA  92168

Registrant’s Telephone Number, including Area Code:  (661) 579-6647

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

GRAND PRIX INVESTORS FUND

JANUARY 31, 2012

(UNAUDITED)

GRAND PRIX INVESTORS FUND

PORTFOLIO SECTOR ILLUSTRATION

JANUARY 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Grand Prix Investors Fund
	Schedule of Investments
	January 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 80.02%

Apparel Manufacturers - 1.03%
100	Hugo Boss AG (Germany) *	$ 11,774

Auto Cars/Light Trucks - 2.82%
1,575	Nissan Motor Co. Ltd. ADR	32,193

Beverages - 3.55%
340	Diageo Plc.	40,562

Cable & Other Pay Television Services - 3.16%
1,300	News Corp. Class A	36,062

Chemicals-Major Diversified - 1.25%
300	DuPont E I de Nemours & Co.	14,235

Cigarettes - 1.16%
150	Philip Morris International, Inc.	13,224

Crude Petroleum & Natural Gas - 4.16%
500	ENI SPA ADR	24,965
415	Total S.A. ADR	22,530
		47,495
Electronic & Other Electrical Equipment - 6.90%
1,300	General Electric Co.	28,964
1,600	Koninklijke Philips Electronics NV ADR *	49,744
		78,708
Electronic Computers - 2.79%
70	Apple, Inc.	31,884

Food & Kindred Products - 3.74%
1,050	Unilever Plc. ADR	42,725

Insurance Agents Brokers & Services - 3.01%
2,400	Allianz SE ADR *	34,296

Motor Vehicles & Passenger Car Bodies - 5.28%
1,300	Volkswagen AG ADR *	60,259

Paints, Varnishes, Lacquers, Enamels & Allied Products - 5.13%
425	PPG Industries Inc.	58,595

Radio Telephone Communications - 0.84%
350	Vodafone Group Plc.	9,562

Retail-Catalog & Mail Order Houses - 3.37%
145	Amazon.com, Inc. *	38,498

Rubber & Plastics Footwear - 3.90%
955	Adidas AG ADR *	44,474

Services-Business Services NEC - 7.36%
300	Accenture Plc. Class A	21,567
395	Visa Inc. Class A	62,374
		83,941
Services-Computer Programming, Data Processing, Etc. - 4.30%
65	Google, Inc. Class A *	49,120

Services-Prepackaged Software - 5.32%
100	Ansys, Inc. *	7,360
650	SAP AG ADR *	53,313
		60,673
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.31%
350	Procter & Gamble Co.	26,306

Telephone Communications (No Radio Telephone) - 4.64%
1,050	Virgin Media, Inc.	41,359
265	Verizon Communications, Inc.	11,557
		52,916
Transportation Services - 4.00%
700	Expedia, Inc.	45,675

TOTAL FOR COMMON STOCKS (Cost $833,437) - 80.02%		913,177

EXCHANGE TRADED FUNDS - 10.55%
1,200	iShares FTSE China 25 Index Fund	49,764
1,620	PowerShares Fundamental High Yield Corp Bond	31,185
245	SPDR Gold Shares *	39,494
TOTAL EXCHANGE TRADED FUNDS (Cost $113,384) - 10.55%		120,443

SHORT TERM INVESTMENTS - 10.07%
114,907	Fidelity Institutional Money Market Portfolio 0.17% **	114,907
TOTAL SHORT TERM INVESTMENTS (Cost $114,907) - 10.07%		114,907

TOTAL INVESTMENTS (Cost $1,061,728) - 100.64%		1,148,527

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.64)%		(7,320)

NET ASSETS - 100.00%		$ 1,141,207

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at January 31, 2013.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Valuation Inputs of Assets
Common Stocks	$ 913,177	$ -	$ -	$ 913,177
Exchange Traded Funds	120,443	-	-	120,443
Short-Term Investments:
Fidelity Money Market Portfolio Class Select	114,907	-	-	114,907
	$ 1,148,527	$ -	$ -	$ 1,148,527

The Fund did not hold any Level 3 assets during the six months ended January 31, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Statement of Assets and Liabilities
January 31, 2013 (Unaudited)

Assets:
Investments, at Fair Value (Cost $1,061,728)	$ 1,148,527
Cash	500
Receivables:
Securities Sold	0
Dividends and Interest	531
Total Assets	1,149,558
Liabilities:
Securities Purchased	6,240
Due to Advisor (Note 3)	1,871
Distribution Fees (Note 4)	240
Total Liabilities	8,351
Net Assets	$ 1,141,207

Net Assets Consist of:
Paid In Capital	$ 1,130,592
Accumulated Net Investment Income	(9,459)
Accumulated Realized Loss on Investments	(66,725)
Unrealized Appreciation in Value of Investments	86,799
Net Assets, for 110,389 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 1,141,207

Net Asset Value Per Share and Offering Price ($1,141,207/110,389)	$ 10.34

Minimum Redemption Price Per Share (Note 2) *	$ 10.24

*The Fund will impose a 1.00% redemption fee on shares redeemed within 6 months of purchase.

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Statement of Operations
For the six months ended January 31, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding of $214)	$ 7,091
Interest	175
Total Investment Income	7,266

Expenses:
Advisory Fees (Note 3)	9,339
Distribution Fees (Note 4)	1,197
Total Expenses	10,536

Net Investment Loss	(3,270)

Realized and Unrealized Gain (Loss) on:
Realized Loss on Investments	(1,841)
Realized Loss on Options	(5,774)
Net Change in Unrealized Appreciation on:
Investments	62,416
Options	470
Net Realized and Unrealized Gain on Investments	55,271

Net Increase in Net Assets Resulting from Operations	$ 52,001

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2013	7/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (3,270)	$ (330)
Net Realized Loss on Investments and Options	(7,615)	(59,689)
Unrealized Appreciation on Investments and Options	62,886	28,613
Net Increase (Decrease) in Net Assets Resulting from Operations	52,001	(31,406)

Distributions to Shareholders:
Net Investment Income	(6,189)	-
Return of Capital	-	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	(6,189)	-

Capital Share Transactions:
Proceeds from Sale of Shares	409,077	130,331
Shares Issued on Reinvestment of Dividends	6,189	-
Proceeds from Early Redemption Fees	-	-
Cost of Shares Redeemed	(160,841)	(184,961)
Net Increase (Decrease) in Net Assets from Shareholder Activity	254,425	(54,630)

Net Assets:
Net Increase (Decrease) in Net Assets	300,237	(86,036)
Beginning of Period	840,970	927,006
End of Period	$ 1,141,207	$ 840,970

Share Transactions:
Shares Sold	40,934	13,489
Shares Issued on Reinvestment of Dividends	625	-
Shares Redeemed	(16,267)	(19,230)
Net Increase (Decrease) in Shares	25,292	(5,741)
Outstanding at Beginning of Period	85,097	90,838
Outstanding at End of Period	110,389	85,097

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Year Ended	Period Ended
	1/31/2013		7/31/2012	7/31/2011 #

Net Asset Value, at Beginning of Period	$ 9.88		$ 10.21	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.03)		-	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.55		(0.33)	0.27
Total from Investment Operations	0.52		(0.33)	0.21

Distributions from:
Net Investment Income	(0.06)		-	-
Total from Distributions	(0.06)		-	-

Redemption Fees (Note 2) ***	-		-	-

Net Asset Value, at End of Period	$ 10.34		$ 9.88	$ 10.21

Total Return **	5.25%		(3.23)%	2.10%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,141		$ 841	$ 927
Ratio of Expenses to Average Net Assets	2.20%	†	2.20%	2.21%	†
Ratio of Net Investment Income to Average Net Assets	(0.68)%	†	(0.04)%	(0.75)%	†
Portfolio Turnover	95.66%		406.15%	220.42%

† Annualized
# The Fund commenced investment operations on October 21, 2010.
* Net Investment Income/Loss per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

*** The Fund will impose a 1.00% redemption fee on shares redeemed within 6 months of purchase.

The accompanying notes are an integral part of these financial statements.

GRAND PRIX INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2013 (UNAUDITED)

Note 1. Organization

The Grand Prix Investors Fund (the “Fund”) is the sole series of the Grand Prix Investors Trust (the “Trust”), a diversified, open-end management investment company registered with the Securities and Exchange Commission.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated June 18, 2008 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.  The Fund commenced operations on October 21, 2010.  The Fund seeks long-term total return.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations - The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Fund’s Board of Trustees. The Fund’s assets are generally valued at their market value using market quotations.  The Fund may use pricing services to determine market value.  If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Trustees.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  The Fund may invest in shares of other investment companies (“Underlying Funds”).  The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Equity securities: The Fund may invest in common stock, convertible preferred stock, rights, warrants, exchange traded funds (ETFs) and other investment companies.

ETF’s and Other Investment Companies - The Fund may invest in the securities of other investment companies (including ETFs) to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) and the Fund’s investment objectives.

Options – The Fund may write (sell) covered call options and covered put options and purchase call and put options. The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. See Note 5 for additional disclosures on the Fund’s options transactions during the six months ended January 31, 2013.

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund intends to declare and pay dividends from net income annually or more frequently at the discretion of the Board of Trustees. Dividends from net capital gains will be paid annually.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2011-2012, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period ended January 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other - The Fund records security transactions on the trade date.  The highest cost specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Redemption Fees - To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 1% of the total redemption amount (calculated at market value) if shares are redeemed within six months of purchase. The redemption fee does not apply to shares purchased through reinvested distributions.  For the six months ended January 31, 2013, the Fund did not receive any redemption fees.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement with Autosport Fund Advisors, Inc. (the “Adviser”), under which the Adviser, subject to such policies as determined by the Trustees of the Fund will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Fund pays the Adviser a fee, computed daily and payable monthly, at the annual rate of 1.95% of the Fund’s average daily net assets. The Adviser pays all of the operating expenses of the Fund including the compensation and expenses of any trustees, officers and employees of the Fund; clerical and shareholder service staff salaries; office space, legal, auditing and accounting, custodian and transfer agent. The Adviser will not pay for brokerage; taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; extraordinary expenses; and expenses incurred pursuant to Rule 12b-1 under the 1940 Act.  For the six months ended January 31, 2013, the Adviser earned advisory fees of $9,339.  As of January 31, 2013, the Fund owed the Adviser $1,871 for advisory fees.

Note 4. Distribution Fees

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Fund pays the Adviser for certain distribution and promotion expenses related to marketing shares of the Fund pursuant to the Plan.  Under the terms of the Plan the amount payable annually by the Fund would be 0.25% of its average daily net assets.  For the six months ended January 31, 2013, the Fund incurred $1,197 in distribution fees.  As of January 31, 2013, the Fund owed $240 to the Advisor for distribution fees.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  Because the Plan is a compensation plan, payments under the Plan are not tied to expenses actually incurred by the Adviser and payments may exceed distribution expenses actually incurred by the Adviser.  The Trustees expect that the Plan will significantly enhance the Fund’s ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of the Fund will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist the Fund in seeking to achieve its investment objective.

The Plan has been approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

Note 5. Options

Transactions in purchased options during the six months ended January 31, 2013 were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at July 31, 2012	11	$ 5,018
Options purchased	13	22,631
Options exercised	-	-
Options expired	(3)	(5,973)
Options terminated in closing sale transaction	(21)	(21,676)
Options outstanding at January 31, 2013	-	$ -

The Fund adopted ASC 815, “Disclosures about Derivative Instruments and Hedging Activities” at commencement of investment operations on October 21, 2010.

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended January 31, 2013, by the Fund, are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Options Written & Purchased	Realized Loss on Options	$(5,774)	Change in Unrealized Appreciation on Options	$ 470

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities.  Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Note 6. Investment Transactions

For the six months ended January 31, 2013, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $1,084,864 and $737,170, respectively.  Purchases and sales of options aggregated $22,631 and $21,875, respectively.

Note 7. Tax Matters

As of January 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments*	$ 1,061,728

Gross tax appreciation of investments	$ 97,121
Gross tax depreciation of investments	$(10,322)

Net tax appreciation/(depreciation)	$ 86,799

*The difference between book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at July 31, 2012, the following represents the tax basis capital gains and losses:

Undistributed ordinary income

$    6,193

Short-term capital loss carry-forward +

$(53,164)

Post-October capital loss deferrals realized

    between 11/1/11 and 7/31/12 **

$  (6,577)

+ The capital loss carry-forwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

**These deferrals are considered incurred in subsequent tax year.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States

The Fund paid distributions in the amount of $6,189, from ordinary income, for the six months ended January 31, 2013.

For the year ended July 31, 2012, there were no distributions paid.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. New Accounting Pronouncement.

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The Pronouncement requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact that this Pronouncement may have on the Fund’s financial statements.

Grand Prix Investors Fund
Expense Illustration
January 31, 2013 (Unaudited)

Expense Example

As a shareholder of the Grand Prix Investors Fund, you incur ongoing costs which typically consist of management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2012 through January 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2012	January 31, 2013	August 1, 2012 to January 31, 2013

Actual	$1,000.00	$1,052.51	$11.38
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.12	$11.17

* Expenses are equal to the Fund's annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

GRAND PRIX INVESTORS FUND

ADDITIONAL INFORMATION

JANUARY 31, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on October 31 and April 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-453-6556, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 453-6556 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 453-6556 to request a copy of the SAI or to make shareholder inquiries.

Investment Adviser:
Autosport Fund Advisors, Inc.

42125 Shadow Hills,

Lancaster, CA 93536

Independent Registered Public Accounting Firm:
Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel:
Oswald & Yap, LLP

16148 Sand Canyon

Irvine, CA  92168

Transfer Agent:
For more information, wire purchase or redemptions, call or write to

Grand Prix Investors Fund’s Transfer Agent:

Mutual Shareholder Services, LLC

Grand Prix Investors Fund

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(800) 453-6556 Toll Free

This report is provided for the general information of the shareholders of the Grand Prix Investors Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Grand Prix Investors Trust

By /s/ John C. Foti

     John C. Foti

     President

Date: April 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John C. Foti

      John C. Foti

      President and Treasurer

Date April 10, 2013